Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Regulatory Matters

The Company is a legal entity separate and distinct from its subsidiary, the Bank. There are various legal and regulatory limitations on the extent to which the Bank can, among other things, finance, or otherwise supply funds to, the Company. Specifically, dividends from the Bank are the principal source of the Company's cash funds and there are certain legal restrictions under Pennsylvania law and Pennsylvania banking regulations on the payment of dividends by state-chartered banks. The relevant regulatory agencies also have authority to prohibit the Company and the Bank from engaging in what, in the opinion of such regulatory body, constitutes an unsafe or unsound banking practice. The payment of dividends could, depending upon the financial condition of the Company and the Bank, be deemed to constitute such an unsafe or unsound practice.

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2012, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012 the Bank was categorized as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank's category.

The following table presents the risk-based and leverage capital amounts and ratios at December 31, 2012 and 2011 for the Company and the Bank:

	Actual			For Capital Adequacy Purposes				To Be Well-Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio		Amount		Ratio		Amount		Ratio
Company as of December 31, 2012
Risk-based capital ratios:
Total capital	$264,944	15.22%	≥	$139,227	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	243,147	13.97	≥	69,614	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	243,147	9.61	≥	101,172	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2012
Risk-based capital ratios:
Total capital	$253,852	14.59%	≥	$139,160	≥	8.0%	≥	$173,950	≥	10.0%
Tier 1 capital	232,065	13.34	≥	69,580	≥	4.0	≥	104,370	≥	6.0
Leverage ratio	232,065	9.18	≥	101,167	≥	4.0	≥	126,459	≥	5.0
Company as of December 31, 2011
Risk-based capital ratios:
Total capital	$260,405	15.36%	≥	$135,637	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	239,206	14.11	≥	67,818	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	239,206	9.99	≥	95,797	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2011
Risk-based capital ratios:
Total capital	$238,919	14.12%	≥	$135,358	≥	8.0%	≥	$169,197	≥	10.0%
Tier 1 capital	217,764	12.87	≥	67,679	≥	4.0	≥	101,518	≥	6.0
Leverage ratio	217,764	9.10	≥	95,747	≥	4.0	≥	119,684	≥	5.0

On April 29, 2010, the Bank consented and agreed to the issuance of a Consent Order (Order) by the FDIC, the Bank's federal banking regulator and a substantially similar consent order by the Pennsylvania Department of Banking, which in 2012 was renamed the Pennsylvania Department of Banking and Securities (PaDOB). The Order required the Bank to take all necessary steps, consistent with the Order and sound banking practices, to correct and prevent certain unsafe or unsound banking practices and violations of law or regulation alleged by the FDIC to have been committed by the Bank. Among other things, the Order required certain analyses and assessments, including an analysis and assessment of the Bank Secrecy Act (BSA) and Office of Foreign Assets Control (OFAC) staffing needs and qualifications and an analysis and assessment of the independence and performance of the Company's directors and senior executive officers. It also required the development, adoption and implementation of a system of internal controls designed to ensure full compliance with BSA and OFAC provisions; training programs to ensure that all appropriate personnel are aware of and can comply with applicable requirements of BSA and OFAC provisions; periodic reviews by internal and external auditors of compliance with BSA and OFAC provisions; and a review by an independent third party of the Bank's compliance with the Order. The Bank paid a nonrecurring $1.5 million civil money penalty assessed by the FDIC during the third quarter of 2012 associated with alleged deficiencies as noted in the Order. The expense impact of the civil money penalty is included in the regulatory assessments line on the consolidated statement of operations for the year ended December 31, 2012. Most of the Order remediation related expenses were captured under the consulting fees line item and made up the majority of this line item on the consolidated statement of operations for the years ended December 31, 2011 and 2010. The Bank was informed on October 19, 2012 that the FDIC had terminated the Order effective October 16, 2012. Earlier in the year, the Bank was informed on May 30, 2012 that the PaDOB had terminated their substantially similar order effective April 12, 2012.